Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000253472 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253472 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253472 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253472 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253472 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253472 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253472 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253472 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253472 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253472 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253472 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	78.30%
C000253472 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.60%
C000253472 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	18.20%
C000253472 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253472 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253472 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253472 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253472 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253472 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253472 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253472 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253472 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253472 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253472 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253472 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253472 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253472 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000253469 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253469 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253469 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253469 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253469 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253469 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253469 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253469 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253469 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253469 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253469 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	78.30%
C000253469 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.60%
C000253469 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	18.20%
C000253469 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253469 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253469 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253469 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253469 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253469 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253469 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253469 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253469 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000253471 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253471 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253471 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253471 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253471 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253471 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253471 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253471 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253471 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253471 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253471 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	78.30%
C000253471 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.60%
C000253471 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	18.20%
C000253471 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253471 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253471 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253471 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253471 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253471 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000253470 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253470 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253470 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253470 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253470 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253470 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253470 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253470 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253470 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253470 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253470 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	78.30%
C000253470 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.60%
C000253470 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	18.20%
C000253470 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253470 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253470 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253470 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253470 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253470 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000253473 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253473 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253473 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253473 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253473 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253473 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253473 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253473 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253473 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253473 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253473 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253473 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253473 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253473 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253473 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253473 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253473 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253473 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000253473 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253473 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253473 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253473 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000253473 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.60%
C000253473 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.40%
C000253474 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253474 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253474 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253474 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253474 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253474 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253474 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253474 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253474 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253474 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253474 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253474 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253474 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253474 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253474 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000253474 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253474 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253474 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253474 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000253474 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.60%
C000253474 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.40%
C000253476 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253476 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253476 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253476 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253476 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253476 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253476 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253476 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253476 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253476 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253476 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253476 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253476 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253476 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000253476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253476 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253476 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000253476 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.60%
C000253476 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.40%
C000249826 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249826 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249826 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249826 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249826 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249826 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249826 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249826 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249826 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249826 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249826 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249826 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249826 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249826 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249826 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249826 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249826 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249826 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249826 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249826 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249826 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249826 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000249826 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000249827 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249827 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249827 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249827 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249827 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249827 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249827 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249827 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249827 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249827 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249827 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249827 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249827 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249827 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000249827 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000249825 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249825 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249825 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249825 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249825 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249825 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249825 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249825 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249825 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249825 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249825 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249825 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249825 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249825 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249825 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249825 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249825 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249825 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249825 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249825 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249825 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000249825 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000253484 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253484 | G87110105 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253484 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253484 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253484 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253484 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253484 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253484 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253484 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253484 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253484 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253484 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253484 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253484 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253484 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253484 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253484 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253484 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253484 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000253484 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000253484 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253484 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	1.50%
C000253483 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253483 | G87110105 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253483 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253483 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253483 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253483 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253483 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253483 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253483 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253483 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253483 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253483 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253483 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253483 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253483 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253483 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253483 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000253483 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000253483 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253483 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	1.50%
C000253481 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253481 | G87110105 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253481 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253481 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253481 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253481 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253481 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253481 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253481 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253481 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253481 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253481 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253481 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253481 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253481 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000253481 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000253481 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253481 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	1.50%
C000253488 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253488 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253488 | 912797SA6 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000253488 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253488 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253488 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253488 | 30161N101 | Exelon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253488 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253488 | 023608102 | Ameren Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253488 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253488 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253488 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253488 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253488 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253488 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000253488 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	67.00%
C000253488 | U.S. Treasury Obligations912797SA6
Holdings [Line Items]
Percent of Total Investments	33.00%
C000253485 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253485 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253485 | 912797SA6 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000253485 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253485 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253485 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253485 | 30161N101 | Exelon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253485 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253485 | 023608102 | Ameren Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253485 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253485 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253485 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253485 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253485 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253485 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000253485 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	67.00%
C000253485 | U.S. Treasury Obligations912797SA6
Holdings [Line Items]
Percent of Total Investments	33.00%
C000253487 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253487 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253487 | 912797SA6 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000253487 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253487 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253487 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253487 | 30161N101 | Exelon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253487 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253487 | 023608102 | Ameren Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253487 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253487 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253487 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253487 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253487 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253487 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000253487 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	67.00%
C000253487 | U.S. Treasury Obligations912797SA6
Holdings [Line Items]
Percent of Total Investments	33.00%
C000253490 | 912797SA6 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253490 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253490 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253490 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253490 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253490 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253490 | 756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253490 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253490 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253490 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253490 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000253490 | U.S. Treasury Obligations912797SA6
Holdings [Line Items]
Percent of Total Investments	6.00%
C000253490 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	112.40%
C000253490 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253492 | 912797SA6 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253492 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253492 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253492 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253492 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253492 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253492 | 756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253492 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253492 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253492 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253492 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000253492 | U.S. Treasury Obligations912797SA6
Holdings [Line Items]
Percent of Total Investments	6.00%
C000253492 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	112.40%
C000253492 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253489 | 912797SA6 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253489 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253489 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253489 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253489 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253489 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253489 | 756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253489 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253489 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253489 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253489 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000253489 | U.S. Treasury Obligations912797SA6
Holdings [Line Items]
Percent of Total Investments	6.00%
C000253489 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	112.40%
C000253489 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253495 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253495 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253495 | 674215207 | Chord Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253495 | 703481101 | Patterson-UTI Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 038336103 | AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | 62955J103 | Nov, Inc. COM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253495 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253495 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253495 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253495 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253495 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253495 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253495 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253495 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000253495 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253495 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253495 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253495 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253495 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	98.70%
C000253495 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	1.30%
C000253494 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253494 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253494 | 674215207 | Chord Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253494 | 703481101 | Patterson-UTI Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 038336103 | AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | 62955J103 | Nov, Inc. COM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253494 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253494 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253494 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253494 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253494 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253494 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253494 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253494 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000253494 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253494 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253494 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253494 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253494 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	98.70%
C000253494 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	1.30%
C000253493 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253493 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253493 | 674215207 | Chord Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253493 | 703481101 | Patterson-UTI Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 038336103 | AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | 62955J103 | Nov, Inc. COM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253493 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253493 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000253493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253493 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253493 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253493 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	98.70%
C000253493 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	1.30%
C000253500 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253500 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253500 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253500 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253500 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253500 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253500 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253500 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253500 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253500 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253500 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253500 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000253500 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253500 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253500 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253500 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253500 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253500 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253500 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253500 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253500 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253500 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	1.50%
C000253498 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253498 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253498 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253498 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253498 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253498 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253498 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253498 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253498 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253498 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253498 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253498 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000253498 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253498 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253498 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253498 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253498 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253498 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253498 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253498 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253498 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253498 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	1.50%
C000253499 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253499 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253499 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253499 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253499 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253499 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253499 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253499 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253499 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253499 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253499 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253499 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000253499 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253499 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253499 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253499 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253499 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253499 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253499 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253499 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253499 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253499 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	1.50%